Segmented information	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segmented information	Segmented informationThe Company reports segment information based on internal reports used by the chief operating decision maker (“CODM”) to make operating and resource decisions and to assess performance. The CODM is the Chief Executive Officer. The CODM makes decisions and assesses performance of the Company on a consolidated basis such that the Company is a single reportable operating segment.
The following table presents details on revenues derived and details on property and equipment domiciled in the following geographical locations as at December 31, 2020 and December 31, 2019 and for the fiscal years ended December 31, 2020 and 2019.
Revenue for the fiscal years ended December 31, 2020 and 2019 is as follows:

	2020	2019
	$	$
North America	44,607	28,800
EMEA	18,310	12,643
	62,917	41,443

Property and equipment as at December 31, 2020 and December 31, 2019:

	2020	2019
	$	$
North America	645	468
EMEA	1,645	1,009
	2,290	1,477

ROU asset as at December 31, 2020 and December 31, 2019:

	2020	2019
	$	$
North America	956	1,319
EMEA	1,842	1,101
	2,798	2,420